Property, Plant and Equipment, Net of Accumulated Depreciation - Schedule of Property, Plant and Equipment, Net of Accumulated Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net of accumulated depreciation	$ 13,805		$ 14,433			$ 13,689
Non-cash distributions to affiliates for conveyance of assets	576		0		$ 6
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(2,553)		(2,021)			(2,690)
Property, plant and equipment, net of accumulated depreciation	13,801		14,429			13,685
Terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,240		13,751			16,262
Construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	114	[1]	2,699	[1]		113
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19		19			19
Accumulated depreciation	(15)		(15)			(15)
Property, plant and equipment, net of accumulated depreciation	$ 4		$ 4			$ 4

[1]	In October 2022, we completed construction of the third marine berth at the Sabine Pass LNG Terminal for a total cost of $576 million and upon completion, we conveyed the property, plant and equipment associated with the third berth to SPLNG.